Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2020
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As at March 31
Particulars	2019	2020
Cash in hand	93	90
Funds in transit	45,108	4,631
Bank balances	132,789	113,477
Term deposits	—	11,683
Total	177,990	129,881